Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,340	$ 12,786	$ 11,902	$ 13,148	$ 12,581	$ 11,917	$ 10,887	$ 10,990	$ 10,166	$ 9,227	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,047	12,525	11,659	12,998	12,532	11,937	10,993	11,167	10,418	9,530	10,000
Class M
Account Value [Line Items]
Line Graph and Table Measure Name	Class M (with sales charge)
Account Value	$ 14,096	12,587	11,762	13,029	12,489	11,853	10,846	10,992	10,187	9,263	9,675
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,569	13,009	12,158	13,468	12,910	12,254	11,213	11,344	10,529	9,574	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,340	13,606	12,652	13,914	13,274	12,518	11,387	11,503	10,623	9,614	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 15,290	13,591	12,635	13,938	13,302	12,552	11,422	11,503	10,623	9,614	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,633	10,885	10,758	12,342	12,486	11,639	10,505	10,648	10,316	10,097	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	14,697	13,456	14,650	13,826	13,100	11,956	11,918	10,862	9,666	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	14,697	13,456	14,650	13,826	13,100	11,956	11,918	10,862	9,666	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	14,697	13,456	14,650	13,826	13,100	11,956	11,918	10,862	9,666	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	14,697	13,456	14,650	13,826	13,100	11,956	11,918	10,862	9,666	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	14,697	13,456	14,650	13,826	13,100	11,956	11,918	10,862	9,666	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,586	$ 14,697	$ 13,456	$ 14,650	$ 13,826	$ 13,100	$ 11,956	$ 11,918	$ 10,862	$ 9,666	$ 10,000